Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Beginning balance	€ 330	€ 780
Additions / (redemptions)	(279)	(490)
Net exchange differences	(38)	40
Ending balance	13	330
Current	13	83
Non-current	€ 0	€ 246